Intangible Assets/Liabilities Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible asset		$ 126,815	$ 150,457
Unfavorable lease terms		0	7,526
Balance of the purchase price		0	0	$ 10,200
Favorable lease terms
Intangible asset		1,180	10,575
Acquisition cost		70,937	75,694
Accumulated amortization		57,930	75,694
Gain / (loss) resulting from favorable lease terms written off		(13,007)
Unfavorable lease terms
Unfavorable lease terms		0	467
Acquisition cost		24,721	64,609
Accumulated amortization		17,406	64,609
Gain / (loss) resulting from favorable lease terms written off		$ 7,315
Two Companies | Navios Logistics
Total consideration	$ 17,000
Deferred Payment For Acquisition Intangible Assets			$ 6,800	$ 10,200
Date of acquisition		Dec. 15, 2014